Investment in Operating Leases - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets other than real estate	$ 120	¥ 9,968	¥ 7,552	¥ 11,426
Operating lease contracts, non-cancelable lease terms	up to 20 years	up to 20 years